THE ALGER FUNDS

Alger SMid Cap Growth Fund

Alger Health Sciences Fund

Supplement Dated December 5, 2016 to the

Prospectus Dated March 1, 2016

As Revised October 14, 2016

The Class B Shares of each of Alger SMid Cap Growth Fund and Alger Health Sciences Fund (each, a “Fund” and collectively, the “Funds”) were converted into Class A Shares of the relevant Fund on November 29, 2016.

Both Funds:

References to Class B Shares of the Funds are deleted on the cover page and pages 19, 20, 22, 23, 38, 39, 42, 43, 54, 56, A-3, and A-9 of the Prospectus.

The heading of the second paragraph under the heading “Principal Risks” on pages 21 and 40 of the Prospectus is changed to “Growth Stocks Risk.”

Alger SMid Cap Growth Fund

The following replaces the last sentence in the second paragraph under the heading “Principal Investment Strategy” on page 20 of the Prospectus:

“At September 30, 2016, the market capitalization of the companies in these indexes ranged from $34.63 million to $43.83 billion.”

The following replaces the information under “Management” on page 23 of the Prospectus:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio

Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

Alger Small Cap Growth Fund

The following replaces the information under “Management” on page 29 of the Prospectus:

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio

Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

In addition, Jill Greenwald is deleted from the portfolio manager chart on page 64 of the Prospectus, and the description regarding Ms. Greenwald is deleted from the descriptions of portfolio managers on page 65 of the Prospectus. Dan C. Chung replaces Ms. Greenwald on this chart as Portfolio Manager for Alger SMid Cap Growth Fund, with a starting date of January 2016.

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